Finance Lease Liabilities - Schedule of Future Finance Lease Payments (Details)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 SGD ($)
Schedule of Future Finance Lease Payments [Abstract]
2026			$ 238,473
2027	188,538	243,228	200,085
2028	174,562	225,198	182,094
2029	133,352	172,034	128,072
2030	84,706	109,277	68,013
2031	79,926	103,110
Thereafter	60,495	78,043	75,113
Total future lease payment	721,579	930,890	891,850
Less: Imputed interest	(75,470)	(97,362)	(99,020)
Present value of finance lease liabilities	646,109	833,528	792,830
Less: Current portion	(159,954)	(206,352)	(199,320)
Long-term potion of finance lease liabilities	$ 486,155	$ 627,176	$ 593,510